Consolidated Statements of Operations - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Revenues	$ 437,885	$ 287,643
Cost of revenues	321,732	204,626
Gross margin	116,153	83,017
Operating expenses
Selling, general and administrative expenses	98,838	81,723
Business acquisition, integration and reorganization costs	11,617	2,321
Depreciation	5,435	3,767
Amortization of intangibles	14,285	11,739
Foreign exchange loss (gain)	(26)	473
Operating expense	130,149	100,023
Operating loss	(13,996)	(17,006)
Net financial expenses	4,579	3,274
Gain on recovery of note receivable	0	(660)
Profit (loss) before tax	(18,575)	(19,620)
Income tax expense (recovery)
Current tax relating to items credited (charged) directly to equity	(20)	1,515
Deferred tax relating to items credited (charged) directly to equity	(3,007)	(3,797)
Total tax expense (income)	(3,027)	(2,282)
Net loss	(15,548)	(17,338)
Cumulative translation adjustment on consolidation of foreign subsidiaries	(439)	(6,631)
Other comprehensive income	(439)	(6,631)
Total comprehensive loss	$ (15,987)	$ (23,969)
Basic earnings (loss) per share (in CAD per share)	$ (0.18)	$ (0.30)
Diluted earnings (loss) per share (in CAD per share)	$ (0.18)	$ (0.30)